CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Time charter and voyage revenues	$ 713,175	$ 226,771	$ 219,379
Time charter and voyage expenses	(36,142)	(11,028)	(12,331)
Direct vessel expenses	(29,259)	(10,337)	(6,985)
Vessel operating expenses (entirely through related parties transactions)	(191,449)	(93,732)	(68,188)
General and administrative expenses	(41,461)	(24,012)	(20,984)
Depreciation and amortization of intangible assets	(112,817)	(56,050)	(53,255)
Amortization of unfavorable lease terms	108,538	0	0
Gain on sale of vessels, net	33,625	0	0
Vessels impairment loss	0	(71,577)	(36,680)
Interest expense and finance cost, net	(42,762)	(24,159)	(45,254)
Interest income	859	639	6,172
Impairment of receivable in affiliated company	0	(6,900)	0
Other income	289	5,055	1,053
Other expense	(9,738)	(4,344)	(4,990)
Equity in net earnings/ (loss) of affiliated companies	80,839	1,133	(40,071)
Transaction costs	(10,439)	0	0
Bargain gain	48,015	0	0
Net income/ (loss)	511,273	(68,541)	(62,134)
Net loss attributable to the noncontrolling interest	4,913	0	0
Net income/ (loss) attributable to Navios Partners’ unitholders	516,186	(68,541)	(62,134)
Net income/ (loss) attributable to Navios Partners’ unitholders
Common Unitholders	505,862	(67,173)	(60,899)
General Partner	$ 10,324	$ (1,368)	$ (1,235)
Earnings/ (losses) attributable to Navios Partners’ unitholders per unit:
Earnings/ (losses) attributable to Navios Partners’ unitholders per common unit, basic	$ 22.36	$ (6.13)	$ (5.62)
Earnings/ (losses) attributable to Navios Partners’ unitholders per common unit, diluted	$ 22.32	$ (6.13)	$ (5.62)